Balances and Transactions in Foreign Currencies - Summary of Exchange Rates (Detail)	Apr. 20, 2018 $ / EUR $ / $	Dec. 31, 2017 $ / EUR $ / $	Dec. 31, 2016 $ / EUR $ / $
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate		19.6395
U.S. dollars [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate		19.7354	20.6640
Euro [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate | $ / EUR		23.5729	21.7741
Changes in foreign exchange rates [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate	18.6145
Changes in foreign exchange rates [member] | U.S. dollars [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate	18.0333
Changes in foreign exchange rates [member] | Euro [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate | $ / EUR	22.9066